Pension and Postretirement Benefit Plans (Narratives) (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Benefit Plan Information
Number of U.S. nonqualified unfunded pension added due to growth to the reconciliation table	1
Maximum amount of certain nonqualified unfunded pension and postretirement benefit plans obligations not included in benefit obligation reconciliation	$ 30	$ 40
Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company-sponsored retirement plans, minimum number of worldwide plans	80
Company-sponsored retirement plans, number of countries	25
United States Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Percentage of funding target for defined benefit pension plans, of the target liability by 2011	100.00%
International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company-sponsored retirement plans, minimum number of international plans	70
Company-sponsored retirement plans, number of countries	24